Transactions with Related Parties and Shareholders - Additional Information (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2024 Vessel	Apr. 30, 2023 Vessel	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Accrued interest costs of the profit and loss sharing agreement			$ 77,117	$ 4,833	$ 0
Interest on loan receivable			4.06%
Payables to shareholder			$ 5,239,219	5,239,219
Receivables from related parties			8,313,623	10,781,063
Other receivables			930,381	595,404
Heidmar Trading LLC
Related Party Transaction [Line Items]
Syndication income			$ 670,231	8,409,528	$ 6,223,911
Number of vessels | Vessel	1	1	2
Receivables from related parties			$ 0	5,261,008
Maistros Shipinvest Corp.
Related Party Transaction [Line Items]
Payables to shareholder			5,239,219	5,239,219
Advance To An Employee
Related Party Transaction [Line Items]
Other receivables			98,026	$ 0
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Amount provided for working capital purposes			930,000
Interest income earned			$ 77,308
Non Consolidated Pool Subsidiaries One
Related Party Transaction [Line Items]
Weighted average interest rate on interest income			9.20%
Non Consolidated Pool Subsidiaries Two
Related Party Transaction [Line Items]
Weighted average interest rate on interest income			8.70%